OPERATING CONTEXT	12 Months Ended
Dec. 31, 2021
OPERATING CONTEXT
OPERATING CONTEXT

NOTE 1 - OPERATING CONTEXT

Centrais Elétricas Brasileiras SA (Eletrobras or Company) is a public company, with its head office in Brasília (DF), registered with the Securities and Exchange Commission (CVM) and the Securities and Exchange Commission (SEC), with its stocks traded on the stock exchanges of São Paulo (B3), Madrid (LATIBEX) and New York (NYSE). Eletrobras is a mixed-capital company controlled by the Brazilian Federal Government.

Eletrobras acts as a holding company, managing investments in equity interests, holding direct and indirect control of electric power generation and transmission companies (see note 4), and also holding control of Eletrobras Participações SA (Eletropar) (collectively, the Company).  Eletrobras also holds direct equity participations in Itaipu Binacional (under the terms of the International Treaty signed between the Governments of Brazil and Paraguay) and Rouar SA, in addition to direct and indirect interests in 81 Special Purpose Entities (SPEs).

Eletrobras is authorized, directly or through its subsidiaries, jointly controlled and affiliated companies, to associate, with or without resources, for the constitution of business consortia or participation in companies abroad, with or without control which are destined directly or indirectly for the exploration of the production or transmission or distribution of electric energy.

The Company acts as an electricity trading agent for Itaipu Binacional and the agents participating in the Incentive Program for Alternative Electricity Sources (PROINFA).

The issuance of these financial statements was approved by the Board of Directors on May 6, 2022.

Capitalization of Eletrobras

In February 2021, Provisional Measure (MP) No. 1,031/2021 was published, which authorized the commencement of studies on the modeling of Eletrobras’ denationalization by the Brazilian Development Bank (BNDES) and brought about some changes regarding the wording of the Eletrobras’ denationalization Bill No. 5,877/2019.

In April 2021, Decree No. 10,670/2021 was issued, which provides for Eletrobras’ eligibility within the scope of the Brazilian Investment Partnership Program (PPI) and its inclusion in the National Privatization Program (PND) to commence the studies required for the structuring of the capitalization process.

The Brazilian Investment Partnership Program Council (CPPI) approved on April 27, 2021 Resolution No. 176/2021, which attributed to Eletrobras the issuance and offer of shares after the conversion of MP No. 1.031/2021 into law. BNDES is responsible for the execution and monitoring of the capitalization process until its conclusion and must assist Eletrobras whenever needed.

In July 2021, Law No. 14,182/2021, resulting from Conversion of Law Project (PLV) No. 7/2021 and MP No. 1,031/2021, was published in the Brazilian Federal Official Gazette Diário Oficial da União, or (DOU), providing for the privatization of Eletrobras.

The privatization model provides that the process will be realized by an increase in capital stock through a public subscription of common shares, with the Union (Federal Government) renouncing its subscription rights.

In October 2021, the CPPI approved Resolution No. 203/2021, with amendments made by Resolution No. 221/2021, which deals with the structure of Eletrobras’ privatization. This Resolution details Eletrobras’ corporate holding restructuring to be undertaken as part of the privatization process. In addition, it requires that certain amendments be made to Eletrobras’ articles of incorporation prior to the privatization to include mechanisms to:

a)	Prevent any shareholder or group of shareholders from holding voting shares above ten percent of the voting capital.
b)	Prevent the realization of agreements between shareholders to vote in excess of ten percent of the voting capital.
c)	Conversion of one class B preferred share issued by Eletrobras and owned by the Federal Government into one special class preferred share, a golden share, which will give veto power in decisions related to matters that aim to modify Eletrobras’ articles of incorporation regarding the limitations of the exercise of the right to vote and the execution of agreements between shareholders as described in paragraph (a) and (b) above;
d)	Establish that any shareholder or group of shareholders that controls, directly or indirectly, on a consolidated basis, over 50 percent of the voting stock and that does not return to a share volume lower than this within 120 days, must make a tender offer by a price at least 200 percent higher than the highest quotation of common shares from the last 504 trading sessions, adjusted by the Special System for Settlement and Custody (SELIC);
e)	Establish that any shareholder or group of shareholders that controls, directly or indirectly, on a consolidated basis, over 30 percent of the voting capital and that does not return to a share volume lower than this within 120 days, shall make a tender offer by a price at least 100 percent higher than the highest quotation of common shares from the last 504 trading sessions, adjusted by the SELIC rate;
f)	Establish the authorized capital, under the terms of the Art. 168 of Law No. 6,404, from 1976, allowing for an increase in Eletrobras’ capital stock in an amount at least sufficient to cover the Primary Offer, considering still the possibility of distributing the Over-Allotment Shares and Additional Shares;
g)	Provide for the absence of a preemptive rights of shareholders for the subscription of securities within the limit of the authorized capital, in the case the securities are sold on a stock exchange or through public subscription, under the terms provided in Art. 172, caput head provision, and item I of Law No. 6,404, from 1976; and
h)	Approve other adjustments to the bylaws of Eletrobras, to remove provisions relating to its condition as a mixed-capital company and its performance after settlement of the Offer.

Law No. 14,182/2021 provides for the granting of new concessions for the generation of electricity under direct or indirect ownership or control of Eletrobras, which:

a)	have been extended under Article 1 of Law No. 12,783 of January 11, 2013 (plants subject to the quota regime);
b)	are covered by the provisions of item II of § 2 of Article 22 of Law No. 11,943 of May 28, 2009 (Sobradinho);
c)	are covered by paragraph 3 of Article 10 of Law No. 13,182 of November 3, 2015 (Itumbiara);
d)	have been granted through Concession Agreement No. 007/2004-ANEEL-Eletronorte (Tucuruí and Curuá-Una); and
e)	have been granted through Concession Agreement No. 004/2004-ANEEL-Furnas, specifically for the Hydroelectric Power Plant –Mascarenhas de Moraes HPP.

These laws established new concessions periods (up to 30 years) and for some contracts it changes the remuneration from operational and maintenance to allow for sale of the generated energy.

The privatization is also conditional on corporate restructuring to maintain certain companies, facilities and holdings owned or managed by Eletrobras, specifically Eletrobras Termonuclear S.A (Eletronuclear) and Itaipu Binacional, under the direct or indirect control of the Federal Government.

In December 2021, through Resolution No. 30/2021, which amended Resolution No. 15/2021, the Brazilian National Council for Energy Policy (CNPE) estimated the value of the economic benefit from the new concession contracts for electric energy generation Brazilian Real at R$67,052,502 for 22 of Eletrobras hydroelectric power plants affected by Law No. 14,182/2021.

In relation to the privatization process, from the total amount of R$ 67,052,502, there will be a deduction of R$2,906,499 in credits related to the reimbursement of verified expenses in connection with the acquisition of fuel incurred until June 30, 2017, by the concessionaires that were controlled by Eletrobras and holders of concessions with regard to Art. 4º-A of Law No. 12,111/2009, that have been verified, but not reimbursed, due to the requirements of economic and energetic efficiency provided by § 12 of Art. 3° of the this Law.

Regarding the balance payable in respect of the economic benefit, after this deduction, Eletrobras will provide as consideration a:

a)	Payment of R$ 25,379,080 to the Federal Government, as a bonus for the concessions of the 22 hydroelectric plants mentioned above, of which 17 will transition from the current quota regime, which only pays for the operation and maintenance to regime that will allow for the company to be remunerated for the sale of energy in market.
b)	Payment of R$ 71,082,282, which corresponds to the current value of R$ 32,073,002, to the Energy Development Account (CDE) for the period of 25 years, in accordance with the following schedule established in CNPE Resolution No. 30/2021:

Annual payments to the CDE
Within 30 days of signing the new concession contracts	5,000,000
2023	574,629
2024	1,149,257
2025	1,723,886
2026	2,298,514
2027	2,873,143
From 2028 to 2047 (20 years)	2,873,143
Total	71,082,282

c)	Contribution in cash of annual payment for 10 years, adjusted by the Broad Consumer Price Index (IPCA) or by another equivalent index, for the development of projects that will encompass: i) revitalization of water resources in hydrographic basins in the area of influence of the Furnas hydroelectric power plant reservoirs - R$ 230,000; ii) structural cost reduction of power generation in the Legal Amazon and navigability of the Madeira and Tocantins Rivers - R$ 295,000; and iii) revitalization of the basins from the São Francisco and Parnaíba Rivers - R$ 350,000. This totals R$ 875,000.

These payments will become effective obligations upon conclusion of the privatization process.

On February 15, 2022, within the scope of procedure TC 008,845/2018-2, there was approval given by the jury from the Brazilian Federal Court of Auditors (TCU) regarding the evaluation of the calculation of added value with the new concession contracts for electric energy, provided for in Law No. 14,182/2021, and the subsequent definition of the value for the bonus grant.

Concerning the segregation of assets that will not be privatized, the Empresa Brasileira de Participações em Energia Nuclear e Binacional S.A.(ENBpar) was created to receive the assets and programs and contracts that will not be able to be performed by Eletrobras after the privatization.

In October 2021, the Ministry of Mines and Energy (MME) Normative Ordinance No. 556 was published in the (DOU), assigning ENBpar as the operating entity of the National Program for Universalization of Access and Use of Electrical Energy (Light for All) – (Luz para Todos) and the National Program for Universalization of Access and Use of Electrical Energy in the Legal Amazon (More Light for Amazon) – (Mais Luz para a Amazônia).

Aside from being responsible for these programs, ENBpar will also be the controlling shareholder and receive the current participation of Eletrobras in Itaipu Binacional, under the terms of Law No. 14,182/2021 and CPPI Resolution No. 203, from October 2021, later amended by Resolution No. 221/2021.

CPPI Resolution No. 203/2021, with amendments made by Resolution No. 221/2021, provides that the equity interest owned by Eletrobras and Itaipu Binacional will be transferred to ENBpar through the payment of consideration of United States Dollars US$ 233,253 (equivalent to R$ 1,212,148, a value determined on the base date of December 31, 2020, subject to adjustment for any change in the value of U.S. Dollar, monetary correction and remuneration mechanisms provided for in the Itaipu Treaty, in addition to the other guidelines provided for in the Resolution.

In addition, CPPI Resolution No. 203/2021 defines the form of transfer of Eletrobras’ current shareholding control in Eletronuclear to ENBpar through the following measures:

a)	Issuance, by Eletronuclear of 308,443,302,951 new common shares, with an aggregate value of R$ 7,606,964, and 86,367,502,441 new preferred shares, with an aggregate value of R$ 2,130,033, with R$ 2,704,317 of the total issuance value being directed to the formation of a capital reserve to be utilized for the payment of all cumulative preferred dividends from the preferred shares issued by Eletronuclear;
b)	Subscription, by Eletrobras, of 166,379,229,311 common shares and 86,326,103,046 preferred shares among those referred to in the previous item, with an aggregate value of R$ 6,232,329, with the respective payment to be made on the settlement date of the Global Public Offer being:
●	R$ 2,698,927, giving priority to credits related to cumulative preferred dividends against Eletronuclear;
●	R$ 3,529,309, primarily through the capitalization of advances for future capital increase made by Eletrobras and
●	The remaining balance, is in reais.
c)	Assignment by Eletrobras to ENBPar, without consideration, of the right to preemptive subscription of part of the shares issued under the first item above, in a volume equivalent to R$ 3,500,000, corresponding to 141,916,224,437 common shares;
d)	Exercise by ENBPar of the preemptive right assigned to it, with the payment to be made on the settlement date of the Global Public Offer;
e)	Statement by Eletronuclear of all minimum dividends attributed to the preferred shares, payable to the capital reserve account, accumulated until the amendment to the articles of incorporation provided in this modeling and adjusted by the SELIC rate from the end of the accounting period referred to by the dividends in question;
f)	Amendment of Eletronuclear’s Bylaws, aiming, primarily to:
●	Modify the preemptive right of preferred shares issued by Eletronuclear, extinguishing the right to cumulative minimum dividends and the right to vote on decisions related to the amendment of Eletronuclear’s Bylaws, and giving priority to capital reimbursement; and
●	Include authorization for the payment of dividends to preferred shareholders with cumulative dividend rights to the capital reserve account referred to in the item above, under the terms provided by Art. 17. § 6º, of Law No. 6,404, from 1976.
g)	Approval, through Eletronuclear’s General Meeting, and adhesion by Eletrobras, of the optional conversion program of common shares issued by it into preferred shares, at a ratio of 1:1, respecting the limit established by §2º of Art. 15 of Law No. 6,404/1976, already considering for this end the effective subscription of common shares to be issued as part of this restructuring process; and
h)	Execution between Eletrobras and ENBPar of an investment agreement providing, at a minimum, the obligation of the parties to:
●	Participate in the process of raising new funds for Angra 3 considering their respective equity participations in Eletronuclear’s voting capital; and
●	Take action, within their respective duties, to subscribe to new issuances of Eletronuclear’s shares by guidelines to be determined by BNDES, considering their respective equity participations in Eletronuclear’s voting capital stock.

It is noteworthy that the transfer of control from the investees Electronuclear and Itaipu Binacional is conditional on the success of the Company’s privatization process, under the terms of Law No. 14,182/2021 and CPPI Resolution No. 203/2021, with the amendments to CPPI Resolution No. 221/2021.

The investments in the subsidiary Eletronuclear and Itaipu Binacional were not classified in the Company’s balance sheet as of December 31, 2021 as Non-Current Assets Held for Sale, given that, based on the definitions of the Accounting Pronouncement IFRS 05 - Non-current Assets Held for Sale and Discontinued Operations, the criteria for the classification of these assets as “held for sale” were not completely met, considering all the above aspects to be followed for the completion of the capitalization process and which are outside the Company’s control.

On February 22, 2022, as part of the privatization process, Eletrobras held its 181st Extraordinary General Meeting of shareholders to decide on matters indicated in the Management Proposal, present on the agenda, related to its privatization, under Law No. 14,182/2021 and CPPI Resolutions No. 203 and No. 221, both from 2021, with the 12 items of the agenda approved by the majority of the shareholders present and emphasizing that the Federal Government abstained in the votes, as determined in Law No. 12,482/2021.

The TCU will still analyze the modeling and format of the capitalization, which involves stock offerings on the Brazilian and U.S. stock exchanges. This step will allow the continuity of the privatization process of the Company.

COVID-19

Eletrobras and its Subsidiaries closely follow any potential financial impacts of the COVID-19 pandemic on their ability to pay their financial commitments.

The Company monitored the potential impacts on the commercialization business, signed in the Regulated Contracting Environment (ACR) and Free Contracting Environment (ACL), with the monitoring of communications of unforeseeable circumstances or force majeure; renegotiation requests; counterparty credit risk (ability to honor payments assumed by contracts) and default. In 2020, renegotiations were carried out in respect of 3% of the Company’s contracts signed on the free market, with no economic loss for the Company. In 2021 there were no significant losses recognized in this respect.

In April 2021, ANEEL, to decrease the burden of tariffs in light of estimates of an average increase of 15% in the distribution tariff processes for the year 2021 and with a high default risk due to the COVID-19 pandemic, opted for the reprofiling the Existing Basic System Network (RBSE’s) financial component, predicting a reduction in the curve of payments for these values for the accounting cycles of 2021/2022 and 2022/2023 and an increase in the flow of payments for cycles after 2023, extending these installments until the 2027/2028 cycle, preserving, however, the remuneration of the Weighted Average Cost of Capital (WACC). More details are in note 17.

Economic, Environmental, Social and Governance (EESG) Journey

Eletrobras has been adopting sustainable and innovative practices since its foundation almost 60 years ago. The Company contributes substantially to making the Brazilian Electric Matrix one of the cleanest in the world, with an installed capacity consisting of 97% of low carbon sources. For 16 years Eletrobras has been a signatory of the United Nations Global Compact, the largest universal initiative for corporate sustainability, and prioritizes nine Sustainable Development Goals (ODS) of the 2030 Agenda, with its commitment recognized as a success case  by the Brazil Network of the Global Compact.

Since 2009, the Company has issued its greenhouse gas (GHG) inventory annually, following the methodology of the GHG Protocol. The Company invests in increasingly clear and objective communication on the issues related to sustainability and the structure of its sustainability framework long four pillars: People, Planet, Prosperity and Governance, based on the metric initiatives of the Stakeholders, led by the World Economic Forum. In addition to the annual report, which meets the Global Reporting Initiative (GRI) and the guidelines of the International Integrated Reporting Council  (IIRC), Eletrobras prepares two new documents based on the materiality of the Sustainability Accounting Standards Board (SASB) and the Recommendations of the Task Force on Climate-Related Financial Disclosures (TCFD).

Eletrobras is one of the founding members of the Global Alliance for Sustainable Energy, which brings together the largest players in sustainable energy, with the aim of promoting sustainability in the value chain, in particular regarding EESG themes, circular economy principles and models and solutions aligned with the 2030 Agenda ODS. Eletrobras also implemented the Sustainability Channel, aiming at improving the process of managing stakeholders on EESG topics.

Through the Business and Management Master Plan, the Company’s Board of Directors approved the Sustainability 4.0 Program, which is composed of 12 projects related to Social (Human Rights and Leverage of Human Capital), Environmental (Energy Transition, Environment, Biodiversity and Decarbonization of Isolated Systems of the Amazon), Governance (Reputation and Engagement, Supplier Management, Improvement of Governance Practices, EESG Risks and Agenda 2030) and Economic-Financial dimensions (Sustainable Management of Financial Capital, Clean Energy Certification and Synergy with Industry 4.0). The program is the result of the analysis of trends and best market practices concerning corporate sustainability and document the Company’s efforts to meet the expectations of all its stakeholders.

Regarding climatic events, the Company is exposed to the effects on hydrology, which can impact its generation capacity, energy price and the need to purchase energy from more costly sources such as thermal plants. Brazil has been affected by reductions in its hydrological level due to climate change. The levels of the reservoirs that were below average in 2021 were partially restored during the rainy season. To date, these changes have not had material effects on the Company, and, as part of its impairment tests, the Company established generation and price conditions compatible with current hydrological levels along with the corresponding effects on tariffs and energy costs. The Company will continue to monitor the impact of these effects on its financial statements.